Antonio Aliberti
Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

CERTNYS

03031148

1-13147

NYSE

October 29, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Royce Micro-Cap Trust, Inc., 6.00% Cumulative Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 29, 2003. Tentative listing date – Not yet determined.

Sincerely,

Antonio Aliberti

PROCESSED
NOV 07 2003
THOMSON FINANCIAL

912147